September 22, 2008

Filed Via EDGAR

Ms. Rebecca A. Marquigny
Senior Counsel
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
Washington, DC  20549

Re:           Sun Life (N.Y.) Variable Account J (“Registrant”)
Post-Effective Amendment No. 6 to Registration Statement on Form N-6
File Nos. 811-21937 & 333-136435
Your comments delivered via telephone on September 9, 2008

Dear Ms. Marquigny:

Thank you for your recent communication regarding the File referenced above.  We are filing a Post-Effective Amendment to provide responses to Staff comments.  A courtesy red-lined copy of the prospectus will be emailed contemporaneously with the filing of this post-effective amendment along with a copy of this letter.  Page numbers noted below are to the red-lined courtesy copy of the prospectus.

1.	Staff Comment:
Please remove “Corporate” from the product title and add it to precede “variable universal life insurance”.

Response:
“Corporate” has been removed from the product title and has been added in two places on the cover page to precede “variable universal life insurance policy”.

2.	Staff Comment:
Change the definition of Monthly Cost of Insurance in the Glossary to include the terms used in the Fee Table that describe the cost of insurance charge for the policy and the rider.  Separate the cost of insurance footnote to the Fee Table into two separate statements, making clear that the rider cost of insurance charge is excluded from the policy cost of insurance charge and vice versa.

Response:

The definition of Monthly Cost of Insurance in the Glossary has been revised to state the amount used for the Specified Face Amount is referred to as “Cost of Insurance” in the Fee Table and the amount used for the APB Face Amount is referred to as “Additional Protection Benefit cost of insurance charge in the Fee Table.  Footnote 7 has been added.  It replicates Footnote 3.  Footnote 3 states that charge excludes any cost of insurance charge for the Additional Protection Benefit.  Footnote 7 states that charge excludes any cost of insurance charge for the Specified Face Amount.

3.	Staff Comment:
The Premium Expense Charge section needs to be revised to state the tax element is an estimate of the Federal and State taxes the Company may pay.  The Deferred Expense Load on Policy Year 1 Premium section needs to be revised to restate the tax element.

Response:
The Premium Expense Charge section has been revised to state the estimate of anticipated taxes are those the Company may pay to Federal and State governments.  The Deferred Expense Load on Policy Year 1 Premium section has been revised to repeat the anticipated tax language of the Premium Expense Charge section.

4.	Staff Comment:
The last paragraph of the Federal Income Tax Considerations section requires revision to split the first sentence into two sentences and to clarify that the Policy and Policy Proceeds may be subject to several taxes.

Response:
The last paragraph of the Federal Income Tax Considerations section has been revised to state the Policy and the Policy Proceeds may be subject to federal, state, local, estate, inheritance and other taxes.  The tax obligations are dependent upon individual circumstances.

Additional Changes:
The About the Policy section has been revised to exchange “standard features” for “material provisions”.  All revisions driven by New York state insurance law are already present.

Further, a Fund of Funds investment option footnote has been added to prospectus page 2 for the Fidelity Freedom portfolios.  Nine American Funds investment options have been added.  The SEC address on the back cover page has been corrected.  The Statement of Additional Information has been revised as necessary to address the above comments.  Financial statements of the Depositor and the Registrant are included.

We understand we are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to provide all information investors require for an informed decision.  As the insurance company and its management possess all facts relating to the insurance company’s disclosure, we are responsible for its accuracy and adequacy.

Acceleration Request and Acknowledgment

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., make an acceleration request of the effective date of the Amendment to November 3, 2008 or as soon as practicable thereafter.  The Registrant and its principal underwriter are aware of their obligations under the 1933 Act.  In addition, the Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions and comments to the undersigned at (781)446-1638 or to Joan Boros, Esq. at (202)965-2150.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel

cc:  Joan Boros, Esq.